UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund: BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniHoldings New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2008

Date of reporting period: 02/01/2008 – 04/30/2008

Item 1 – Schedule of Investments

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

New Jersey -	Atlantic Highlands, New Jersey, Highland Regional Sewer Authority, Sewer
147.7%	Revenue Refunding Bonds, 5.50%, 1/01/20 (a)	$ 1,875	$ 1,968,131

	Camden County, New Jersey, Improvement Authority, Lease Revenue
	Bonds, 5.50%, 9/01/10 (b)(c)	1,540	1,645,706

	Carteret, New Jersey, Board of Education, COP, 6%, 1/15/10 (c)(d)	430	460,207

	Delaware River and Bay Authority Revenue Bonds, 5%, 1/01/33 (d)	2,500	2,514,300

	Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
	5.50%, 1/01/12 (b)	5,000	5,213,500

	Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
	5.625%, 1/01/13 (b)	6,000	6,274,320

	Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
	5.75%, 1/01/15 (b)	500	523,540

	Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
	6%, 1/01/18 (b)	4,865	5,080,422

	Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
	6%, 1/01/19 (b)	5,525	5,769,647

	Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds
	(Port District Project), Series B, 5.625%, 1/01/26 (b)	2,425	2,495,786

	East Orange, New Jersey, Board of Education, COP, 5.50%, 8/01/12 (b)	7,895	8,437,939

	Essex County, New Jersey, Improvement Authority, Lease Revenue Bonds
	(Correctional Facility Project), 6%, 10/01/10 (a)(c)	4,000	4,318,760

	Essex County, New Jersey, Improvement Authority Revenue Bonds,
	Series A, 5%, 10/01/13 (a)(c)	4,400	4,824,336

	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation Revenue Bonds, Series A, 5.80%, 11/01/21 (b)	1,960	2,200,923

	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation Revenue Bonds, Series A, 5.80%, 11/01/23 (b)	2,730	3,048,373

	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation Revenue Bonds, Series A, 5.75%, 11/01/28 (b)	9,160	10,344,631

	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation, Revenue Refunding Bonds, Series C, 5.25%, 11/01/20 (b)	5,000	5,653,400

	Garden State Preservation Trust of New Jersey, Open Space and Farmland
	Preservation, Revenue Refunding Bonds, Series C, 5.25%, 11/01/21 (b)	7,705	8,686,848

	Garden State Preservation Trust of New Jersey Revenue Bonds, CABS,
	Series B, 5.12%, 11/01/23 (b)(e)	9,000	4,275,090

	Garden State Preservation Trust of New Jersey Revenue Bonds, CABS,
	Series B, 5.20%, 11/01/25 (b)(e)	10,000	4,227,500

	Hopatcong, New Jersey, GO, Sewer Refunding Bonds, 4.50%, 8/01/33 (f)	2,690	2,649,892

	Jersey City, New Jersey, GO, Series B, 5.25%, 9/01/11 (b)(c)	2,230	2,450,413

Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings New Jersey Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
CABS	Capital Appreciation Bonds	S/F	Single-Family
COP	Certificates of Participation	VRDN	Variable Rate Demand Notes
EDA	Economic Development Authority

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Lafayette Yard, New Jersey, Community Development Revenue Bonds
(Hotel/Conference Center Project-Trenton), 6%, 4/01/10 (c)(d)	$ 5,250	$ 5,616,555

Middlesex County, New Jersey, COP, 5.25%, 6/15/23 (d)	1,550	1,583,573

Middlesex County, New Jersey, COP, Refunding, 5.50%, 8/01/16 (d)	1,375	1,463,605

Middlesex County, New Jersey, Improvement Authority, Lease Revenue Bonds
(Educational Services Commission Projects), 6%, 7/15/10 (c)	5,270	5,722,956

Middlesex County, New Jersey, Improvement Authority Revenue Bonds (Senior
Citizens Housing Project), AMT, 5.50%, 9/01/30 (f)	500	509,715

Monmouth County, New Jersey, Improvement Authority, Governmental Loan
Revenue Refunding Bonds, 5.35%, 12/01/10 (c)(f)	695	743,928

Monmouth County, New Jersey, Improvement Authority, Governmental Loan
Revenue Refunding Bonds, 5.375%, 12/01/10 (c)(f)	535	572,996

Monmouth County, New Jersey, Improvement Authority, Governmental Loan
Revenue Refunding Bonds, 5.35%, 12/01/17 (f)	845	888,906

Monmouth County, New Jersey, Improvement Authority, Governmental Loan
Revenue Refunding Bonds, 5.375%, 12/01/18 (f)	935	984,256

Morristown, New Jersey, Parking Authority Revenue Bonds, 5%, 8/01/30 (d)	1,830	1,862,428

Morristown, New Jersey, Parking Authority Revenue Bonds, 5%, 8/01/33 (d)	3,000	3,044,190

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625%, 6/15/19	2,700	2,698,704

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29	2,000	1,954,440

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31	585	550,017

New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34	1,180	1,129,248

New Jersey EDA, Lease Revenue Bonds (University of Medicine and Dentistry-
International Center for Public Health Project), 6%, 6/01/32 (f)	5,000	5,086,750

New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%,
7/01/26 (d)	7,500	7,952,550

New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%,
7/01/33 (d)	11,105	11,392,693

New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5%, 7/01/34
(d)	2,000	2,013,580

New Jersey EDA, School Facilities Construction Revenue Bonds, Series L, 5%,
3/01/30 (b)	9,000	9,166,230

New Jersey EDA, School Facilities Construction Revenue Bonds,
Series O, 5.25%, 3/01/23	4,420	4,647,453

New Jersey EDA, School Facilities Construction Revenue Bonds, Series U, 5%,
9/01/37 (f)	2,500	2,548,425

New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds,
Series N-1, 5.50%, 9/01/27 (a)	1,000	1,107,570

New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste
Management Inc.), AMT, Series A, 5.30%, 6/01/15	2,500	2,498,600

New Jersey EDA, State Lease Revenue Bonds (Liberty State Park Project), Series
C, 5%, 3/01/22 (b)	2,670	2,779,523

New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects),
6%, 6/15/10 (c)(f)	3,000	3,222,030

New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects),
6.25%, 6/15/10 (c)(f)	4,620	4,985,719

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water
Company, Inc. Project), AMT, Series A, 5.25%, 11/01/32 (f)	$ 3,000	$ 2,907,570

New Jersey Health Care Facilities Financing Authority, Department of Human
Services Revenue Bonds (Greystone Park Psychiatric Hospital Project), 5%,
9/15/23 (f)	10,775	10,994,164

New Jersey Health Care Facilities Financing Authority Revenue Bonds (Meridian
Health), Series V, 5%, 7/01/38	2,000	2,014,140

New Jersey Health Care Facilities Financing Authority Revenue Bonds (Society
of the Valley Hospital), 5.375%, 7/01/25 (f)	2,820	2,899,637

New Jersey Health Care Facilities Financing Authority Revenue Bonds (Somerset
Medical Center), 5.50%, 7/01/33	2,135	1,773,523

New Jersey Health Care Facilities Financing Authority Revenue Bonds (South
Jersey Hospital), 6%, 7/01/12 (c)	5,440	6,061,357

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (AHS Hospital Corporation), Series A, 6%, 7/01/13 (f)(g)	4,000	4,547,880

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 5.75%, 7/01/12 (c)	1,525	1,684,362

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 6.25%, 7/01/12 (c)	530	597,898

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 6.25%, 7/01/17	925	1,000,813

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Atlantic City Medical Center), 5.75%, 7/01/25	1,975	2,026,231

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Hackensack University Medical Center), 5.25%, 1/01/36 (h)	1,250	1,286,200

New Jersey Health Care Facilities Financing Authority, Revenue Refunding
Bonds (Meridian Health System Obligation Group), 5.375%, 7/01/24 (b)	1,000	1,028,870

New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding
Bonds (Convention Center), 5.50%, 3/01/21 (d)	5,890	6,623,482

New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding
Bonds (Convention Center), 5.50%, 3/01/22 (d)	3,000	3,365,640

New Jersey Sports and Exposition Authority, State Contract Revenue Bonds,
Series A, 6%, 3/01/13 (d)	2,400	2,524,896

New Jersey State Educational Facilities Authority, Higher Education, Capital
Improvement Revenue Bonds, Series A, 5.125%, 9/01/12 (c)(f)	7,500	8,171,850

New Jersey State Educational Facilities Authority Revenue Bonds (Capital
Improvement Fund), Series A, 5.75%, 9/01/10 (b)(c)	9,420	10,120,236

New Jersey State Educational Facilities Authority Revenue Bonds (Montclair
State University), Series A, 5%, 7/01/21 (f)	1,200	1,260,240

New Jersey State Educational Facilities Authority Revenue Bonds (Montclair
State University), Series A, 5%, 7/01/22 (f)	2,880	3,011,414

New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
University), Series C, 5%, 7/01/14 (c)(d)	3,260	3,586,033

New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
University), Series C, 5.125%, 7/01/14 (c)(d)	3,615	4,001,660

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(College of New Jersey), Series D, 5%, 7/01/35 (b)	9,540	9,784,737

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Montclair State University), Series J, 4.25%, 7/01/30 (d)	$ 3,775	$3,456,692

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Montclair State University), Series L, 5%, 7/01/14 (c)(d)	7,510	8,261,075

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Ramapo College), Series I, 4.25%, 7/01/31 (f)	1,250	1,134,900

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Ramapo College), Series I, 4.25%, 7/01/36 (f)	900	803,520

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Rowan University), Series B, 5%, 7/01/25	4,300	4,513,022

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Rowan University), Series C, 5.25%, 7/01/11 (a)(c)	265	287,989

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Rowan University), Series C, 5.25%, 7/01/11 (a)(c)	240	260,820

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Rowan University), Series C, 5.25%, 7/01/11 (a)(c)	285	309,724

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Rowan University), Series C, 5.25%, 7/01/17 (a)	2,135	2,238,526

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Rowan University), Series C, 5.25%, 7/01/18 (a)	2,535	2,634,879

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Rowan University), Series C, 5.25%, 7/01/19 (a)	2,370	2,466,886

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Rowan University), Series C, 5%, 7/01/31 (a)	850	846,473

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Stevens Institute of Technology), Series A, 5%, 7/01/27	2,800	2,678,340

New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
(Stevens Institute of Technology), Series A, 5%, 7/01/34	900	798,075

New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program
Revenue Bonds, Series A, 5%, 5/01/27 (b)	4,800	4,950,192

New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue
Bonds, AMT, Series U, 5.60%, 10/01/12 (d)	725	736,680

New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue
Bonds, AMT, Series U, 5.65%, 10/01/13 (d)	2,090	2,123,189

New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue
Bonds, AMT, Series U, 5.75%, 4/01/18 (d)	2,345	2,372,061

New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue
Bonds, AMT, Series U, 5.85%, 4/01/29 (d)	615	617,884

New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue
Refunding Bonds, AMT, Series T, 4.70%, 10/01/37	800	704,016

New Jersey State Transit Corporation, COP (Federal Transit Administration
Grants), Series A, 6.125%, 9/15/09 (c)(f)	2,500	2,622,950

New Jersey State Transportation Trust Fund Authority, Transportation System
Revenue Bonds, CABS, Series C, 4.70%, 12/15/32 (b)(e)	4,050	1,118,529

New Jersey State Transportation Trust Fund Authority, Transportation System
Revenue Bonds, CABS, Series C, 5.05%, 12/15/35 (e)(f)	1,400	324,212

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey State Transportation Trust Fund Authority, Transportation System
Revenue Bonds, CABS, Series C, 5.05%, 12/15/36 (e)(f)	$ 5,500	$ 1,203,290

New Jersey State Transportation Trust Fund Authority, Transportation System
Revenue Bonds, Series A, 6%, 6/15/10 (c)	7,500	8,055,075

New Jersey State Transportation Trust Fund Authority, Transportation System
Revenue Bonds, Series A, 5%, 12/15/32 (f)	1,425	1,453,400

New Jersey State Transportation Trust Fund Authority, Transportation System
Revenue Bonds, Series D, 5%, 6/15/19 (b)	7,800	8,279,076

New Jersey State Transportation Trust Fund Authority, Transportation System
Revenue Refunding Bonds, Series A, 5.25%, 12/15/20 (b)	10,750	12,026,543

New Jersey State Transportation Trust Fund Authority, Transportation System
Revenue Refunding Bonds, Series B, 5.50%, 12/15/21 (d)	9,165	10,350,401

New Jersey State Turnpike Authority, Turnpike Revenue Bonds,
Series B, 5.15%, 1/01/35 (e)(f)	7,615	5,475,109

New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
Series C, 6.50%, 1/01/16 (d)	910	1,045,818

New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
Series C, 6.50%, 1/01/16 (d)(g)	4,355	4,997,188

New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
Series C, 6.50%, 1/01/16 (d)(g)	255	292,602

New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN,
Series C-1, 2.10%, 1/01/24 (b)(i)	8,100	8,100,000

Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine
Terminal, Additional Rent-Backed Revenue Refunding Bonds (City of Newark
Redevelopment Projects), 4.375%, 1/01/37 (d)	620	578,522

North Bergen Township, New Jersey, Board of Education, COP, 6%,
12/15/10 (b)(c)	1,000	1,096,950

North Bergen Township, New Jersey, Board of Education, COP, 6.25%,
12/15/10 (b)(c)	3,260	3,596,628

North Hudson Sewage Authority, New Jersey, Sewer Revenue Refunding Bonds,
5.125%, 8/01/20 (d)	4,335	4,734,860

Orange Township, New Jersey, Municipal Utility and Lease, GO, Refunding,
Series C, 5.10%, 12/01/17 (d)	1,035	1,058,536

Paterson, New Jersey, Public School District, COP, 6.125%, 11/01/09 (c)(d)	1,980	2,110,858

Paterson, New Jersey, Public School District, COP, 6.25%, 11/01/09 (c)(d)	2,000	2,135,860

Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.50%,
7/01/32 (b)(e)	4,605	3,776,653

Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.50%,
7/01/33 (b)(e)	1,395	1,143,105

Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.55%,
7/01/37 (b)(e)	1,470	1,200,490

Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
(JFK International Air Terminal LLC), AMT, Series 6, 6.25%, 12/01/11 (d)	13,500	14,480,213

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
	(JFK International Air Terminal LLC), AMT, Series 6, 6.25%,12/01/15 (d)	$ 1,500	$ 1,649,265

	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
	(JFK International Air Terminal LLC), AMT, Series 6, 5.75%,12/01/25 (d)	3,000	2,999,760

	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, CABS,
	Series A, 4.79%, 9/01/28 (d)(e)	6,600	2,312,574

	Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw
	State Office Building Project), 5.375%, 8/15/28 (b)	500	533,280

	South Jersey Port Corporation of New Jersey, Revenue Refunding
	Bonds, 4.50%, 1/01/15	3,750	3,874,163

	South Jersey Port Corporation of New Jersey, Revenue Refunding
	Bonds, 4.50%, 1/01/16	1,920	1,970,304

	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
	Revenue Bonds, 7%, 6/01/13 (c)	4,755	5,585,746

	Trenton, New Jersey, Parking Authority, Parking Revenue Bonds, 6.10%,
	4/01/10 (a)(c)	8,650	9,250,569

	University of Medicine and Dentistry of New Jersey, COP, 5%, 6/15/29 (d)	2,000	2,001,980

	University of Medicine and Dentistry of New Jersey, Revenue Bonds,
	Series A, 5.50%, 12/01/27 (f)	4,740	4,831,956

	West Deptford Township, New Jersey, GO, 5.625%, 9/01/10 (a)(c)	8,580	9,193,127

			458,717,672

Puerto Rico -	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
12.4%	Revenue Bonds, Series A, 5.125%, 7/01/47 (h)	6,870	7,018,667

	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series N, 5.25%, 7/01/39 (a)	15,100	14,972,858

	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
	Capital Appreciation Revenue Bonds, Series A, 4.34%, 7/01/37 (e)(f)	4,000	781,240

	Puerto Rico Electric Power Authority, Power Revenue Bonds,
	Series HH, 5.25%, 7/01/10 (b)(c)	6,830	7,306,734

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5%,
	7/01/28 (j)	5,100	4,923,693

	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
	Facilities Revenue Bonds (Hospital Auxilio Mutuo Obligation Group), Series A,
	6.25%, 7/01/24 (d)	1,780	1,794,400

	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
	Facilities Revenue Bonds (Hospital de la Concepcion),
	Series A, 6.50%, 11/15/20	1,750	1,877,558

			38,675,150

	Total Municipal Bonds
	(Cost - $484,936,820) - 160.1%		497,392,822

BlackRock MuniHoldings New Jersey Insured Fund, Inc.
Schedule of Investments as of April 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds Transferred to Tender Option Bond Trusts (k)	(000)	Value

New Jersey -	New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program
3.6%	Revenue Bonds, Series A, 4.70%, 11/01/25 (h)	$ 11,225	$ 11,109,763

	Total Municipal Bonds Transferred to Tender Option Bond Trusts
	(Cost - $11,082,979) - 3.6%		11,109,763

	Short-Term Securities	Shares

	CMA New Jersey Municipal Money Fund, 2.12% (l)(m)	4,868,220	4,868,220

	Total Short-Term Securities
	(Cost - $4,868,220) - 1.6%		4,868,220

	Total Investments
	(Cost - $500,888,019*) - 165.3%		513,370,805
	Other Assets Less Liabilities - 1.9%		5,950,258
	Liabilities for Trust Certificates, Including Interest Expense and Fees
	Payable - (1.8%)		(5,580,163)
	Preferred Stock, at Redemption Value - (65.4%)		(203,111,964)

	Net Assets Applicable to Common Stock - 100.0%	$ 310,628,936

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 495,403,807

Gross unrealized appreciation	$ 17,022,175
Gross unrealized depreciation	(4,615,177)

Net unrealized appreciation	$ 12,406,998

(a)	FGIC Insured.

(b)	FSA Insured.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as, retire the bond in full at the date indicated, typically at a premium to par.

(d)	MBIA Insured.

(e)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(f)	AMBAC Insured.

(g)	Security is collateralized by municipal or U.S. Treasury obligations.

(h)	Assured Guaranty Insured.

(i)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(j)	CIFG Insured.

(k)	Security represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(l)	Represents the current yield as of report date.

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income

CMA New Jersey Municipal Money Fund	(3,509,300)	$90,409

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Insured Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: June 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Date: June 23, 2008